13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

12/31/2005

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 14, 2006

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		14

Form 13F Information Table Value Total:	$237,043 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA RLTY TR                CM SHR      004239-10-9  51,523      2,569,738.00         SOLE                SOLE
BP PLC                        SPNSRD ADR  055622-10-4  277         4,306.00             SOLE                SOLE
CELGENE CORP                  COM*        151020-10-4  204         3,146.00             SOLE                SOLE
FIRST DATA CORP               COM*        319963-10-4  54,451      1,266,000.00         SOLE                SOLE
NEUROMETRIX INC               COM*        641255-10-4  847         31,034.00            SOLE                SOLE
TITANIUM METALS CORP          COM NEW*    888339-20-7  493         7,800.00             SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM*        978097-10-3  463         20,614.00            SOLE                SOLE
WYETH                         COM*        983024-10-0  931         20,218.00            SOLE                SOLE
AFFYMETRIX INC                COM*        00826T-10-8  621         13,006.00            SOLE                SOLE
EXXON MOBIL CORP              COM*        30231G-10-2  243         4,322.00             SOLE                SOLE
FELCOR LODGING TR INC         COM*        31430F-10-1  24,866      1,444,878.00         SOLE                SOLE
MORGAN STANLEY                GOVT INCOME TRUST 61745P-10-6  78,126      8,888,100.00         SOLE                SOLE
SPDR TR UNIT                  SER !*      78462F-10-3  22,447      180,280.00           SOLE                SOLE
SEAGATE TECHNOLOGY            SHS*        G7945J-10-4  1,551       76,654.00            SOLE                SOLE





TOTAL                                                  237,043     14,530,096.000